LOANS (Details) - 2016 Credit Line Agreement $ in Thousands	May 10, 2016 ILS (₪)	Dec. 31, 2023 USD ($)
LOANS
Maximum principal amount	₪ 25,000,000	$ 6,893
Credit line maturity	1 year
Total outstanding		$ 3,569
Prime rate
LOANS
Interest rate	1.40%
Annual fee	0.40%